TRAVELERS VARIABLE LIFE
                      TRAVELERS VARIABLE SURVIVORSHIP LIFE
                     TRAVELERS VARIABLE SURVIVORSHIP LIFE II
                 TRAVELERS VARIABLE LIFE ACCUMULATOR - SERIES 3
                             TRAVELERS MARKETLIFE(SM)
                                   VINTAGELIFE

                            ISSUED TO INDIVIDUALS BY:
  THE TRAVELERS INSURANCE COMPANY - THE TRAVELERS FUND UL (A SEPARATE ACCOUNT)
                                       OR
                    THE TRAVELERS LIFE AND ANNUITY COMPANY -
                 THE TRAVELERS FUND UL II (A SEPARATE ACCOUNT)

                       SUPPLEMENT DATED NOVEMBER 23, 2005
                                     TO THE
                         PROSPECTUSES DATED MAY 2, 2005

This supplements the information contained in the Prospectuses for the above-referenced flexible premium variable life insurance policies dated May 2, 2005, as supplemented.

Effective immediately, the MFS Value Portfolio of The Travelers Series Trust is available as an additional Investment Option under the Policies. Accordingly, the Portfolio's name is hereby added to page 1 of the Prospectuses under the heading The Travelers Series Trust. In addition, the following information is added to the FUND FEES AND EXPENSES table that appears in the FUND CHARGES AND EXPENSES section of the Prospectuses:


                                                DISTRIBUTION                            CONTRACTUAL FEE      NET TOTAL
                                                   AND/OR                 TOTAL ANNUAL       WAIVER           ANNUAL
   UNDERLYING                    MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE      OPERATING
   FUND:                             FEE        (12b-1) FEES   EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
------------------             -------------- --------------- ------------------------ -----------------------------------

 THE TRAVELERS SERIES TRUST
 MFS Value Portfolio..........      0.72%            --           0.39%       1.11%             --               __(a)

The following note is added to the NOTES following the FUND FEES AND EXPENSES table:

(a) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

The following is added to the table that appears under THE FUNDS section of the
Prospectuses:


                 FUNDING                                 INVESTMENT                                 INVESTMENT
                  OPTION                                 OBJECTIVE                              ADVISER/SUBADVISER
----------------------------------------   ----------------------------------------    ---------------------------------

   THE TRAVELERS SERIES TRUST
   MFS Value Portfolio                         Seeks capital appreciation and            TAMIC
                                               reasonable income.  The Fund              Subadviser: MFS
                                               normally invests in income
                                               producing equity securities of
                                               companies believed to be
                                               undervalued in the market.

L- 24561